SHORT-TERM AND LONG-TERM BANK BORROWINGS - Pledged Assets (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	$ 2,088,319	$ 2,885,340
Accounts receivable
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets		706,623
Buildings, net
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	828,741	1,145,778
Land use rights, net
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	348,378	346,947
Machinery, net
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets	$ 911,200
Construction in progress
SHORT-TERM AND LONG-TERM BANK BORROWINGS
Carrying values of pledged assets		$ 685,992